Land Use Rights (Details 1)	12 Months Ended
Dec. 31, 2019 LandArea
Ngshan Road Economic Development District Taihu County [Member]
Land Use Rights [Line Items]
Expiry date of tenure	May 23, 2062
Land area (m2)	2,440
Ngshan Road Economic Development District Taihu County One [Member]
Land Use Rights [Line Items]
Expiry date of tenure	Nov. 06, 2061
Land area (m2)	7,405